Summary of Activity with Respect Status of, RSUs (Details) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units, Outstanding Beginning Balance | shares
Weighted Average Grant Date Fair Value, Beginning balance Outstanding | $ / shares
Granted | shares	892,543
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 0.53
Forfeited | shares	(14,640)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 0.29
Units, Outstanding Ending Balance | shares	877,903
Weighted Average Grant Date Fair Value, Ending Balance Outstanding | $ / shares	$ 0.54